Commitments and Contingencies (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Operating Lease
2013	$ 71,136	$ 138,678
2014	143,492	143,492
2015	148,281	148,281
2016
2017
Thereafter
Total	$ 362,909	$ 430,451